Share capital (Details)	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number
Stock options, beginning balance | shares	6,090,000
Expired / Cancelled | shares	0
Granted | shares	410,000
Stock options, ending balance | shares	6,500,000
Options exercisable | shares	6,210,416
Outstanding Weighted average exercise price
Weighted average exercise price, beginning balance | $ / shares	$ 1.78
Expired / Cancelled | $ / shares	0
Granted | $ / shares	2.34
Weighted average exercise price, ending balance | $ / shares	1.81
Options exercisable | $ / shares	$ 1.78
Weighted average remaining contractual life (in years)
Weighted average remaining contractual life, beginning balance	5 years 7 months 10 days
Expired / Cancelled
Granted	9 years 5 months 9 days
Weighted average remaining contractual life, ending balance	5 years 4 months 13 days
Options exercisable	5 years 2 months 1 day